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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
November 10, 2010

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $172,468,703
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	8243	SH	95059		SOLE				95059
ALLIANCE RESOURCE PTN	LP	01877R108	422	SH	7228		SOLE				7228
ARCHER DANIELS MIDLAND	COM	039483102	7470	SH	234008		SOLE				234008
AMERICAN EXPRESS CO	COM	025816109	8424	SH	200431		SOLE				200431
ATHENAHEALTH, INC	COM	04685W103	647	SH	19593		NONE						22193
BERKSHIRE HATHAWAY CL A	COM	084670108	7719	SH	62		SOLE				62
BERKSHIRE HATHAWAY CL B	COM	084670207	3601	SH	43559		SOLE				43559
BUCKEYE PARTNERS	LP	118230101	260	SH	4088		SOLE				4088
BOARDWALK PIPELINE PTN	LP	096627104	509	SH	15582		SOLE				15582
CLEARBRIDGE MLP FUND	COM	184692101	253	SH	12400		SOLE				12400
COLGATE PALMOLIVE CO	COM	194162103	11071	SH	144040		SOLE				144040
COPANO ENERGY LLC	LP	217202100	442	SH	16149		SOLE				16149
EMERSON 		COM	291011104	9301	SH	176626		SOLE				176626
ENBRIDGE ENERGY PTN	LP	29250R106	376	SH	6726		SOLE				6726
ENERGY TRANSFER EQUITY	GP	29273V100	265	SH	7126		SOLE				7126
ENERGY TRANSFER PTN	LP	29273R109	268	SH	5555		SOLE				5555
ENTERPRISE GROUP HLDGS	LP	293716106	427	SH	7270		SOLE				7270
ENTERPRISE PRODUCTS PTN	LP	293792107	895	SH	22562		SOLE				22562
EXPRESS SCRIPTS		COM	302182100	16851	SH	346013		SOLE				346013
EXXON MOBIL CORP	COM	30231G102	2474	SH	40033		SOLE				40033
FEDEX CORP		COM	31428x106	7764	SH	90805		SOLE				90805
HOME DEPOT CO		COM	437076102	7099	SH	224079		SOLE				224079
INERGY			LP	456615103	393	SH	9924		SOLE				9924
JOHNSON & JOHNSON CO.	COM	478160104	9320	SH	150423		SOLE				150423
KINDER MORGAN ENERGY PT	LP	494550106	267	SH	3897		SOLE				3897
LINN ENERGY LLC		LLC	536020100	462	SH	14458		SOLE				14458
MAGELLAN MIDSTREAM PTN	LP	559080106	357	SH	6942		SOLE				6942
MERCK & CO INC		COM	589331107	1097	SH	29815		SOLE				29815
MICROSOFT CORP		COM	594918104	202	SH	8268		SOLE				8268
NORTHERN TRUST		COM	665859104	6259	SH	129742		SOLE				129742
NUSTAR GRP HOLDINGS	LP	67059L102	395	SH	11669		SOLE				11669
ONEOK PTN		LP	68268N103	458	SH	6110		SOLE				6110
PEPSICO INC		COM	713448108	10292	SH	154903		SOLE				154903
PLAINS ALL-AMERICAN	LP	726503105	573	SH	9114		SOLE				9114
PROCTOR & GAMBLE CO.	COM	742718109	9334	SH	155644		SOLE				155644
SUBURBAN PROPANE PTN	LP	864482104	228	SH	4188		SOLE				4188
TEEKAY LNG PTN		LP	Y8564M105	439	SH	13815		SOLE				13815
UNITED PARCEL SERV B	COM	911312106	333	SH	5000		SOLE				5000
UNITED TECH CORP	COM	913017109	8808	SH	123652		SOLE				123652
US BANCORP		COM	902973304	259	SH	12000		SOLE				12000
WALGREEN CO		COM	931422109	8793	SH	262481		SOLE				262481
WAL MART STORES		COM	931142103	10338	SH	193170		SOLE				193170
WELLPOINT HEALTH NTWKS	COM	94973H108	1037	SH	18302		NONE				18302
WESTERN UNION CO	COM	959802109	8043	SH	455204		SOLE				455204